INTANGIBLE ASSETS AND BUSINESS COMBINATION (Details Textual) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	May 24, 2014	Jan. 31, 2014	Oct. 31, 2013	Sep. 18, 2014
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years	4 years
Common Stock, Shares, Outstanding	88,664,744	84,980,282			49,039,511
Executive Officer [Member]
Indefinite-lived Intangible Assets [Line Items]
Stock Issued During Period, Shares, New Issues			500,000
Chief Operating Officer [Member]
Indefinite-lived Intangible Assets [Line Items]
Common Stock, Shares, Outstanding						750,000
Website [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years
Costs Incurred, Development Costs		691,555
ReachFactor, Inc [Member]
Indefinite-lived Intangible Assets [Line Items]
Sale of Stock, Price Per Share			0.15
Finite-Lived Intangible Assets, Amortization Expense, Year Three			600,000
Stock Issued During Period, Value, Acquisitions			300,000
Stock Issued During Period, Shares, Acquisitions			2,000,000
Stock Issued During Period, Shares, New Issues			2,000,000
ReachFactor, Inc [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Liabilities Assumed		25,000
Software Development Cost Not Placed in Service [Member]
Indefinite-lived Intangible Assets [Line Items]
Costs Incurred, Development Costs	31,810	52,190
Web Site Development Costs and Other Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets	509,109	1,772,183		$ 344,337	$ 1,109,873
Common Stock [Member]
Indefinite-lived Intangible Assets [Line Items]
Stock Issued During Period, Shares, New Issues		4,163,712			7,646,000